RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Reclamation provision	$ 2,468	$ 2,062	$ 2,195
Management's estimate one [Member]
Statement [Line Items]
Risk free interest rate	9.71%	9.70%
Inflation rate	3.69%	3.69%
Management's Estimate [Member]
Statement [Line Items]
Reclamation provision	$ 2,468	$ 2,062
Reclamation provision undiscounted value	$ 5,389	$ 4,825